RECEIVABLES AND ALLOWANCES FOR CREDIT LOSSES - Narrative (Details) - USD ($) $ in Thousands	May 23, 2022	Sep. 30, 2022	Dec. 31, 2021
Financing Receivable, Past Due [Line Items]
Trade receivables		$ 567,931	$ 719,114
Trade receivables, allowances for credit losses		19,801	22,064
Term of committed trade receivables arrangement	3 years
Gross cash proceeds from sale of receivables	$ 206,900
Repayment of certain terminated facilities	$ 39,300
Derecognized trade receivables under non-recourse facilitates		9,900	54,800
Derecognized trade receivables under facilitates with recourse provisions		212,600
Net advances to growers		162,400	82,700
Other receivables		175,800	150,700
Other receivables, allowances for credit losses		27,686	24,191
Repayment period for allowance for credit losses of other receivables	3 years
Past Due
Financing Receivable, Past Due [Line Items]
Net advances to growers		$ 6,600	$ 7,000
Maximum
Financing Receivable, Past Due [Line Items]
Receivables sold	$ 255,000
Term of supply agreement	10 years
Minimum
Financing Receivable, Past Due [Line Items]
Term of supply agreement	5 years